Activity in Accident and Health Claim Reserves (Parenthetical) (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accident and health
Liability for Unpaid Claims and Claims Adjustment Expense, Period Increase (Decrease) [Abstract]
Reinsurance recoverable period adjustment	$ 544	$ 497	$ 360	$ 264